Leases	12 Months Ended
Jun. 30, 2023
Leases
24. Leases

24. Leases

The Group as lessee

Operating leases

In the ordinary course of business, the Group enters into several operating lease agreements. Group conducts a portion of its agricultural activities on land rented from third parties under operating lease contracts averaging a harvest year. Rent expense for the years ended as of June 30, 2023, 2022 and 2021 amounted to ARS 1,700, ARS 1,636 and ARS 856, respectively and is included in the line item "Costs" in the Statement of Income and Other Comprehensive Income.

The Group is also using land in the Province of Salta under rights of use agreement (the "Anta Agreement") for which the Group is currently paying a rent fee of 10% of the production. Rent expense paid for the years ended as of June 30, 2023, 2022 and 2021 amounted to ARS 521, ARS 459 and ARS 729, respectively and is included in the line item "Costs" in the Statement of Income and Other Comprehensive Income.

The Group leases property or spaces for administrative or commercial use both in Argentina and in Israel, under operating leases. The agreements entered into include several clauses, including but not limited, to fixed, variable or adjustable payments. Some leases were agreed upon with related parties (Note 32). The amounts involved are not material for any of the periods filed.

The future aggregate minimum lease payments the Group will have to cancel under non-cancellable operating leases were as follows:

	06.30.2023	06.30.2022	06.30.2021
No later than 1 year	3,004	2,277	1,955
Later than 1 year and not later than 5 years	4,188	15,343	7,239
More than 5 years	3,714	-	3,602
	10,906	17,620	12,796

The Group as lessor

Operating leases (Shopping malls, offices and other buildings)

In the segments Shopping malls and Offices and Others, the Group enters into operating lease agreements typical in the business. Given the diversity of properties and lessees, and the various economic and regulatory jurisdictions where the Group operates, the agreements may adopt different forms, such as fixed, variable, adjustable leases, etc. For example, operating lease agreements with lessees of Shopping malls generally include escalation clauses and contingent payments.

Rental properties are considered to be investment properties. Book value is included in Note 9. The future minimum proceeds generated from non-cancellable operating leases from Group’s Shopping malls, offices and other buildings are as follows:

	06.30.2023	06.30.2022	06.30.2021
No later than 1 year	12,065	6,394	14,618
Later than 1 year and not later than 5 years	12,017	16,682	29,243
More than 5 years	578	3,005	8,013
	24,660	26,081	51,874

Operating leases (Farmlands)

From time to time, the Group leases certain farmlands. The leases have an average term of one crop year. Rental income is generally based on the market price of a particular crop multiplied by a fixed amount of tons per hectare leased or based on a fixed amount in dollars per hectare leased.

The future aggregate minimum lease proceeds under non-cancellable operating leases from the Group are as follows:

	06.30.2023	06.30.2022	06.30.2021
No later than 1 year	528	319	524
Later than 1 year and not later than 5 years	1,301	554	908
More than 5 years	20	-	-
	1,849	873	1,432